Long-Term Debt - Schedule of Principal Repayments of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 49,000
2016	0
2017	0
2018	500,000
2019	4,595,000
2020 and thereafter	9,625,000
Total principal repayments	14,769,000
Unamortized discounts and premium	42,142
Total Intelsat S.A. long-term debt	$ 14,811,142